Note 6 - Fair Value Measurements - Consideration and Methods for Valuing (Details) (Parentheticals) - GMI Subsidiary [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Cash, closing price	$ 1,000,000
Contingent annual payments	$ 4,000,000
Contingent Liability, Percentage of Net Revenue	5.00%
Contingent payments, term (Year)	7 years
Contingent payments, discount rate	40.80%